UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Lederer & Associates Investment Counsel
Address: 111 W. Ocean blvd.
         Suite 1350
         Long Beach, CA 90802


13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Irene Liu
Title:   Operations Officer
Phone:   562-495-2350_
Signature, Place, and Date of Signing:

Irene Liu   Long Beach, CA__   07/20/01______


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      48
Form 13F Information Table Value Total:       $100,175


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AGCO CORP                      COM              001084102      203    22170 SH       SOLE                    22170        0        0
AOL TIME WARNER INC            COM              00184A105     3156    59546 SH       SOLE                    59546        0        0
AT&T CORP NEW LIBERTY MEDIA    GROUP CL A       001957208     6233   356381 SH       SOLE                   356381        0        0
AMERICAN EXPRESS               COM              025816109      534    13775 SH       SOLE                    13775        0        0
APOLLO GROUP INC               COM              037604105     3299    77726 SH       SOLE                    77726        0        0
ATLAS AIR INC                  COM              049164106      602    42495 SH       SOLE                    42495        0        0
C&D TECHNOLOGIES               COM              124661109      932    30075 SH       SOLE                    30075        0        0
CAPITAL ONE FINANCIAL          COM              14040H105      411     6840 SH       SOLE                     6840        0        0
CATALINA MARKETING             COM              148867104     4671   153100 SH       SOLE                   153100        0        0
CELESTICA INC                  COM              15101Q108     2284    44355 SH       SOLE                    44355        0        0
CENTURYTEL INC                 COM              156700106      356    11750 SH       SOLE                    11750        0        0
CISCO SYSTEMS INC              COM              17275R102      218    11982 SH       SOLE                    11982        0        0
CITIGROUP INC                  COM              172967101     1411    26709 SH       SOLE                    26709        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     7057   112547 SH       SOLE                   112547        0        0
DST SYSTEMS                    COM              233326107     4674    88690 SH       SOLE                    88690        0        0
DELL COMPUTER CORP             COM              247025109      622    23775 SH       SOLE                    23775        0        0
EMC CORP                       COM              268648102      230     7850 SH       SOLE                     7850        0        0
EXPEDITORS INTL WASH INC       COM              302130109      750    12505 SH       SOLE                    12505        0        0
FIRST DATA CORP                COM              319963104     2141    33275 SH       SOLE                    33275        0        0
GEMSTAR-TV GUIDE INTERNATIONAL COM              36866W106     2896    67971 SH       SOLE                    67971        0        0
GENERAL MOTORS CORP CL H NEW   COM              370442832     2475   118657 SH       SOLE                   118657        0        0
HONEYWELL INTL INC             COM              438516106     1020    29150 SH       SOLE                    29150        0        0
INTERNATIONAL SPEEDWAY CL A    COM              460335201     5566   132534 SH       SOLE                   132534        0        0
JACOR COMMUNICATIONS INC       WTS EXP 9/18/01  469858138      296    32500 SH       SOLE                    32500        0        0
JOHNSON & JOHNSON              COM              478160104     1324    26480 SH       SOLE                    26480        0        0
LABRANCHE & CO INC             COM              505447102      703    24250 SH       SOLE                    24250        0        0
ESTEE LAUDER COS INC CL A      COM              518439104     3656    84820 SH       SOLE                    84820        0        0
MBNA CORP                      COM              55262L100     3961   120030 SH       SOLE                   120030        0        0
MGIC INVESTMENT CORP           COM              552848103     3138    43200 SH       SOLE                    43200        0        0
MCDONALDS CORP                 COM              580135101     1966    72650 SH       SOLE                    72650        0        0
MEADE INSTRUMENTS CORP         COM              583062104       73    10850 SH       SOLE                    10850        0        0
MICROSOFT CORP                 COM              594918104     3636    49805 SH       SOLE                    49805        0        0
PAYCHEX INC                    COM              704326107     2116    52900 SH       SOLE                    52900        0        0
PFIZER INC                     COM              717081103     2420    60420 SH       SOLE                    60420        0        0
PLANTRONICS                    COM              727493108      697    30120 SH       SOLE                    30120        0        0
SBC COMMUNICATIONS INC         COM              78387G103      767    19144 SH       SOLE                    19144        0        0
STILWELL FINL INC              COM              860831106     6103   181865 SH       SOLE                   181865        0        0
STRYKER CORP                   COM              863667101      543     9900 SH       SOLE                     9900        0        0
TELEPHONE & DATA SYS INC       COM              879433100     6085    55950 SH       SOLE                    55950        0        0
UNITED PARCEL SERVICE          COM              911312106     2874    49730 SH       SOLE                    49730        0        0
UNIVISION COMMUNICATIONS INC   COM              914906102     2502    58480 SH       SOLE                    58480        0        0
VERIZON COMMUNICATIONS         COM              92343V104      429     8016 SH       SOLE                     8016        0        0
VIACOM INC CL B                COM              925524308     2130    41154 SH       SOLE                    41154        0        0
VODAFONE GROUP PLC             SPONSORED ADR    92857W100      567    25370 SH       SOLE                    25370        0        0
WATERS CORPORATION             COM              941848103     1553    56235 SH       SOLE                    56235        0        0
WELLS FARGO & CO               COM              949746101      483    10400 SH       SOLE                    10400        0        0
WEYCO GROUP INC                COM              962149100      244    10500 SH       SOLE                    10500        0        0
GLOBAL CROSSING LTD            COM              G3921A100      168    19417 SH       SOLE                    19417        0        0